Segment information - depreciation and amortization expenses of property and equipment and land use rights by segments and others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Depreciation and amortization of property and equipment and land use rights	$ 2,229	¥ 14,962	¥ 8,789	¥ 5,284
Total segments | Core commerce
Depreciation and amortization of property and equipment and land use rights		6,672	3,784	2,124
Total segments | Cloud computing
Depreciation and amortization of property and equipment and land use rights		6,580	3,047	1,438
Total segments | Digital media and entertainment
Depreciation and amortization of property and equipment and land use rights		1,182	986	752
Unallocated | Innovation initiatives and others
Depreciation and amortization of property and equipment and land use rights		¥ 528	¥ 972	¥ 970